UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22777

Eaton Vance Municipal Income 2028 Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2020

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income 2028 Term Trust (ETX)

Semiannual Report

July 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (funds.eatonvance.com/closed-end-fund-and-term-trust-documents.php), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, American Stock Transfer & Trust Company, LLC (AST), you may elect to receive shareholder reports and other communications from the Fund electronically by contacting AST. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you hold shares at AST, you can inform AST that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-439-6787. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with AST or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report July 31, 2020

Eaton Vance

Municipal Income 2028 Term Trust

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2020

Performance1,2

Portfolio Manager Craig R. Brandon, CFA,

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	03/28/2013	0.74%	4.82%	6.58%	6.28%
Fund at Market Price	—	3.19	6.10	9.09	6.29
Bloomberg Barclays 10 Year Municipal Bond Index	—	2.32%	5.70%	4.37%	3.90%

% Premium/Discount to NAV[3]
					0.05%

Distributions[4]
Total Distributions per share for the period					$0.418
Distribution Rate at NAV					3.94%
Taxable-Equivalent Distribution Rate at NAV					6.66%
Distribution Rate at Market Price					3.94%
Taxable-Equivalent Distribution Rate at Market Price					6.66%

% Total Leverage[5]
Residual Interest Bond (RIB) Financing					35.51%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2020

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays 10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 8-12 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

Important Notice to Shareholders

On August 13, 2020, the Board of Trustees of the Fund amended and restated the Fund’s By-Laws (the “Amended and Restated By-Laws”). The Amended and Restated By-Laws include provisions (the “Control Share Provisions”) pursuant to which, in summary, a shareholder who obtains beneficial ownership of Fund shares in a “Control Share Acquisition” may exercise voting rights with respect to such shares only to the extent the authorization of such voting rights is approved by other shareholders of the Fund. The Control Share Provisions are primarily intended to protect the interests of the Fund and its shareholders by limiting the risk that the Fund will become subject to undue influence by opportunistic hedge funds or other activist investors. The Control Share Provisions do not eliminate voting rights for shares acquired in Control Share Acquisitions, but rather, they entrust the Fund’s other “non-interested” shareholders with determining whether to approve the authorization of voting rights for such shares. Subject to various conditions and exceptions, the Amended and Restated By-Laws define a “Control Share Acquisition” to include an acquisition of Fund shares that, but for the Control Share Provisions, would give the beneficial owner, upon the acquisition of such shares, the ability to exercise voting power in the election of Fund Trustees in any of the following ranges: (i) one-tenth or more, but less than one-fifth of all voting power; (ii) one-fifth or more, but less than one-third of all voting power; (iii) one-third or more, but less than a majority of all voting power; or (iv) a majority or more of all voting power. Share acquisitions prior to August 13, 2020 are excluded from the definition of Control Share Acquisition. This discussion is only a high-level summary of certain aspects of the Control Share Provisions, and is qualified in its entirety by reference to the full Amended and Restated By-Laws. The Amended and Restated By-Laws were filed by the Fund on Form 8-K with the Securities and Exchange Commission and are available at sec.gov.

3

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 148.3%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.8%

Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$1,390	$1,861,710

		$1,861,710

Education — 0.9%

Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	$585	$613,156

District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(1)	465	507,589

Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.50%, 6/1/33(1)	265	260,424

Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 4.125%, 12/15/28(1)	580	635,715

		$2,016,884

Electric Utilities — 4.6%

Salt River Agricultural Improvement and Power District, AZ, 5.00%, 12/1/30(2)	$10,000	$10,831,600

		$10,831,600

Escrowed / Prerefunded — 14.4%

Delaware Health Facilities Authority, (Nanticoke Memorial Hospital), Prerefunded to 7/1/23, 5.00%, 7/1/28	$2,500	$2,835,300

Detroit, MI, Water Supply System, Prerefunded to 7/1/21, 5.25%, 7/1/27	1,000	1,046,560

Hawaii, Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	5,400	5,985,900

Hawaii, Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	185	205,073

Hawaii, Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	2,415	2,677,028

Lancaster Industrial Development Authority, PA, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	600	673,416

Rutgers State University, NJ, Prerefunded to 5/1/23, 4.00%, 5/1/30(2)	8,425	9,312,152

San Bernardino Community College District, CA, Prerefunded to 8/1/23, 4.00%, 8/1/30(2)	10,000	11,132,900

		$33,868,329

General Obligations — 33.8%

Chicago Board of Education, IL, 5.00%, 12/1/26	$3,000	$3,346,140

Chicago Board of Education, IL, 5.00%, 12/1/27	500	563,335

Clackamas Community College District, OR, 0.00%, 6/15/28	1,830	1,548,381

Clackamas Community College District, OR, 0.00%, 6/15/29	1,000	808,740

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/28	$1,000	$820,560

Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/29	2,395	1,872,866

Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/30	2,575	1,915,234

Detroit, MI, 5.00%, 4/1/27	1,700	1,822,842

Fresno Unified School District, CA, (Election of 2010), 0.00%, 8/1/30	800	583,248

Fresno Unified School District, CA, (Election of 2010), 0.00%, 8/1/31	955	661,462

Illinois, 5.00%, 11/1/29	1,500	1,712,700

Illinois, 5.00%, 5/1/33	3,200	3,432,448

Illinois, 5.00%, 5/1/39	1,165	1,239,222

Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	5,000	3,532,700

Pennsylvania, 4.00%, 4/1/29(2)	10,000	10,917,800

Portland Community College District, OR, 3.25%, 6/15/32(2)	10,250	10,842,552

Riverside County Community College District, CA, (Election of 2004), 0.00%, 8/1/29	1,500	1,173,330

Riverside County Community College District, CA, (Election of 2004), 0.00%, 8/1/30	1,250	927,175

Tempe Union High School District No. 213, AZ, 4.00%, 7/1/29(2)	4,200	4,578,798

Tempe Union High School District No. 213, AZ, 4.00%, 7/1/30(2)	4,350	4,732,670

Texas, (Texas Transportation Commission), 4.00%, 10/1/31(2)	10,000	11,288,900

Washington, 4.00%, 7/1/29(2)	10,000	10,947,300

		$79,268,403

Hospital — 12.7%

California Health Facilities Financing Authority, (Providence Health & Services), 4.00%, 10/1/28(2)	$10,000	$11,288,800

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/29	2,635	3,291,826

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(1)	450	519,102

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(1)	1,000	1,150,300

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/29	985	1,051,419

Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), 4.00%, 11/15/32(2)	10,000	10,705,100

Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.00%, 8/1/28	1,500	1,666,080

		$29,672,627

4	See Notes to Financial Statements.

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 5.0%

Pennsylvania Housing Finance Agency, SFMR, (AMT), 3.90%, 10/1/28(2)	$1,110	$1,172,193

Virginia Housing Development Authority, 3.625%, 1/1/31(2)	10,000	10,511,800

		$11,683,993

Industrial Development Revenue — 6.6%

Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	$2,395	$2,516,259

Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	540	568,485

Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	3,000	3,158,250

National Finance Authority, NH, (Covanta), (AMT), 4.00%, 11/1/27(1)	2,500	2,564,875

New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,355	1,410,162

Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	1,130	1,225,587

Public Finance Authority, WI, (Celanese Corp.), 4.05%, 11/1/30	3,000	3,237,180

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(1)	555	610,505

Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	105	115,019

		$15,406,322

Insured – Electric Utilities — 2.4%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$500	$512,995

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	5,000	5,123,550

		$5,636,545

Insured – General Obligations — 3.3%

Chicago Board of Education, IL, (AGM), 5.00%, 12/1/28	$250	$298,375

Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/29	4,000	3,142,960

Luzerne County, PA, (AGM), 5.00%, 11/15/29	2,000	2,416,560

McHenry County Community Unit School District No. 12, IL, (AGM), 4.25%, 1/1/29	1,230	1,363,430

Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	500	512,065

		$7,733,390

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 1.3%

Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$1,475	$1,475,428

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	1,480	1,613,200

		$3,088,628

Insured – Transportation — 4.7%

Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	$795	$956,671

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	1,340	1,512,901

New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	9,095	7,381,320

Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	1,000	1,113,340

		$10,964,232

Insured – Water and Sewer — 3.0%

Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	$875	$697,034

Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	1,225	849,158

Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	1,045	674,338

Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/33	5,870	3,094,312

Passaic Valley Sewerage Commissioners, NJ, (NPFG), 2.50%, 12/1/32	655	655,923

Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	1,000	1,006,230

		$6,976,995

Lease Revenue / Certificates of Participation — 3.0%

Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/31	$1,000	$1,102,960

New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/28	3,000	3,610,080

New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/30	2,000	2,412,580

		$7,125,620

Other Revenue — 5.0%

Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	$700	$792,862

Oregon Department of Administrative Services, Lottery Revenue, 4.00%, 4/1/29(2)	10,000	10,856,800

		$11,649,662

5	See Notes to Financial Statements.

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 10.2%

Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/28	$225	$243,657

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	1,360	1,462,258

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/30	410	431,701

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/28	250	286,083

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/27	250	266,215

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/28	250	266,628

Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	140	147,608

Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/30	2,750	2,861,127

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/30	1,025	1,082,502

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	300	304,857

Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.25%, 1/1/28	2,300	2,311,201

Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	1,500	1,535,100

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/28	1,145	1,253,214

New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/27	765	765,811

New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/28	910	908,753

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	1,210	1,294,301

Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/25(1)	1,200	1,257,636

Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/29	1,100	1,153,691

Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), 6.00%, 1/1/24	315	327,934

St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	635	690,848

Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/29	1,045	1,118,066

Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.50%, 10/1/27(1)	900	944,469

Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/26	345	374,339

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	500	510,865

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/28	$750	$764,558

Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/28	1,200	1,301,196

		$23,864,618

Special Tax Revenue — 16.7%

Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch), 4.25%, 5/1/26	$1,335	$1,393,086

Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development), 4.50%, 6/1/28(1)	750	781,695

Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	895	946,695

New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/30(2)	10,000	10,851,800

New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/30(2)	12,000	13,869,720

Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/30(2)	2,000	2,304,620

Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/31(2)	5,680	6,508,031

Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/32(2)	2,120	2,408,129

		$39,063,776

Student Loan — 2.5%

Massachusetts Educational Financing Authority, (AMT), 4.125%, 1/1/29	$345	$348,146

Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/27	3,000	3,446,040

New Jersey Higher Education Student Assistance Authority, Series 2013-1A, (AMT), 4.00%, 12/1/28	765	794,797

New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	1,125	1,204,751

		$5,793,734

Transportation — 11.6%

Foothill/Eastern Transportation Corridor Agency, CA, 5.00%, (0.00% until 1/15/24), 1/15/27	$2,000	$2,058,620

Grand Parkway Transportation Corp., TX, 4.95%, (0.00% until 10/1/23), 10/1/29	800	943,424

Grand Parkway Transportation Corp., TX, 5.05%, (0.00% until 10/1/23), 10/1/30	1,500	1,765,950

Grand Parkway Transportation Corp., TX, 5.20%, (0.00% until 10/1/23), 10/1/31	2,000	2,354,680

Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	1,470	1,512,630

6	See Notes to Financial Statements.

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	$1,240	$828,370

Metropolitan Transportation Authority, NY, 5.00% to 5/15/30 (Put Date), 11/15/45	2,250	2,591,797

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/34	4,000	4,417,240

Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(2)	10,000	10,618,600

		$27,091,311

Water and Sewer — 5.8%

Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/30	$5,000	$5,658,650

Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(2)	7,500	8,053,500

		$13,712,150

Total Tax-Exempt Municipal Securities — 148.3% (identified cost $318,378,225)		$347,310,529

Taxable Municipal Securities — 4.5%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 2.8%

Atlantic City, NJ, 7.00%, 3/1/28	$2,910	$3,482,630

Chicago, IL, 7.375%, 1/1/33	1,000	1,169,410

Chicago, IL, 7.781%, 1/1/35	1,675	2,057,385

		$6,709,425

Insured – Transportation — 1.7%

Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31	$5,805	$4,006,553

		$4,006,553

Total Taxable Municipal Securities — 4.5% (identified cost $8,349,444)		$10,715,978

Total Investments — 152.8% (identified cost $326,727,669)		$358,026,507

Other Assets, Less Liabilities — (52.8)%		$(123,792,495)

Net Assets — 100.0%		$234,234,012

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2020, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	12.7%

California	11.3%

Texas	10.8%

Others, representing less than 10% individually	65.2%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2020, 10.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 4.5% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $12,283,791 or 5.2% of the Trust’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

SFMR	–	Single Family Mortgage Revenue

7	See Notes to Financial Statements.

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2020

Investments, at value (identified cost, $326,727,669)	$358,026,507

Cash	3,403,300

Interest receivable	2,729,144

Receivable from the transfer agent	41,753

Total assets	$364,200,704

Liabilities

Payable for floating rate notes issued	$129,366,712

Payable to affiliate:

Investment adviser fee	183,451

Interest expense and fees payable	330,565

Accrued expenses	85,964

Total liabilities	$129,966,692

Net Assets	$234,234,012

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$108,438

Additional paid-in capital	206,977,044

Distributable earnings	27,148,530

Net Assets	$234,234,012

Common Shares Outstanding	10,843,839

Net Asset Value

Net assets ÷ common shares issued and outstanding	$21.60

8	See Notes to Financial Statements.

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2020

Interest	$6,663,452

Total investment income	$6,663,452

Expenses

Investment adviser fee	$1,067,387

Trustees’ fees and expenses	9,880

Custodian fee	24,008

Transfer and dividend disbursing agent fees	9,918

Legal and accounting services	33,649

Printing and postage	14,362

Interest expense and fees	978,833

Miscellaneous	18,501

Total expenses	$2,156,538

Net investment income	$4,506,914

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$167,051

Net realized gain	$167,051

Change in unrealized appreciation (depreciation) —

Investments	$(3,158,402)

Net change in unrealized appreciation (depreciation)	$(3,158,402)

Net realized and unrealized loss	$(2,991,351)

Net increase in net assets from operations	$1,515,563

9	See Notes to Financial Statements.

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020

From operations —

Net investment income	$4,506,914	$8,265,106

Net realized gain	167,051	42,490

Net change in unrealized appreciation (depreciation)	(3,158,402)	16,529,567

Net increase in net assets from operations	$1,515,563	$24,837,163

Distributions to shareholders	$(4,535,169)	$(9,219,555)

Capital share transactions —

Reinvestment of distributions to shareholders	$41,753	$150,465

Net increase in net assets from capital share transactions	$41,753	$150,465

Net increase (decrease) in net assets	$(2,977,853)	$15,768,073

Net Assets

At beginning of period	$237,211,865	$221,443,792

At end of period	$234,234,012	$237,211,865

10	See Notes to Financial Statements.

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2020

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended July 31, 2020

Net increase in net assets from operations	$1,515,563

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Investments purchased	(4,585,644)

Investments sold	7,236,975

Net amortization/accretion of premium (discount)	(282,192)

Decrease in interest receivable	427

Increase in receivable from the transfer agent	(41,753)

Decrease in payable to affiliate for investment adviser fee	(1,997)

Decrease in interest expense and fees payable	(226,845)

Decrease in accrued expenses	(47,036)

Net change in unrealized (appreciation) depreciation from investments	3,158,402

Net realized gain from investments	(167,051)

Net cash provided by operating activities	$6,558,849

Cash Flows From Financing Activities

Cash distributions paid	$(4,493,416)

Net cash used in financing activities	$(4,493,416)

Net increase in cash	$2,065,433

Cash at beginning of period	$1,337,867

Cash at end of period	$3,403,300

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:

Reinvestment of distributions	$41,753

Cash paid for interest and fees	$1,205,678

11	See Notes to Financial Statements.

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2020

Financial Highlights

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$21.880		$20.440	$20.440	$19.980	$20.960	$20.650

Income (Loss) From Operations

Net investment income(1)	$0.416		$0.763	$0.775	$0.829	$0.870	$0.936

Net realized and unrealized gain (loss)	(0.278)		1.528	0.076	0.482	(1.000)	0.224

Total income (loss) from operations	$0.138		$2.291	$0.851	$1.311	$(0.130)	$1.160

Less Distributions

From net investment income	$(0.418)		$(0.851)	$(0.851)	$(0.851)	$(0.850)	$(0.850)

Total distributions	$(0.418)		$(0.851)	$(0.851)	$(0.851)	$(0.850)	$(0.850)

Net asset value — End of period	$21.600		$21.880	$20.440	$20.440	$19.980	$20.960

Market value — End of period	$21.610		$21.370	$19.590	$19.690	$19.580	$18.970

Total Investment Return on Net Asset Value(2)	0.74	%(3)	11.46%	4.46%	6.69%	(0.58)%	6.48%

Total Investment Return on Market Value(2)	3.19	%(3)	13.58%	3.93%	4.88%	7.65%	8.62%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$234,234		$237,212	$221,444	$221,476	$216,446	$227,080

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.04	%(5)	1.04%	1.08%	1.07%	1.06%	1.09%

Interest and fee expense(6)	0.86	%(5)	1.16%	1.22%	0.91%	0.67%	0.39%

Total expenses(4)	1.90	%(5)	2.20%	2.30%	1.98%	1.73%	1.48%

Net investment income	3.96	%(5)	3.58%	3.84%	4.01%	4.10%	4.73%

Portfolio Turnover	1	%(3)	1%	10%	8%	14%	19%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).

12	See Notes to Financial Statements.

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Income 2028 Term Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objective is to provide current income exempt from regular federal income tax. The Trust has a term of fifteen years and currently intends to cease its investment operations on or about June 30, 2028 and thereafter liquidate and distribute its net assets to holders of the Trust’s common shares.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2020, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

13

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

G  Floating Rate Notes Issued in Conjunction with Securities Held — The Trust may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Trust may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trust accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 6) at July 31, 2020. Interest expense related to the Trust’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2020, the amount of the Trust’s Floating Rate Notes outstanding and the related collateral were $129,366,712 and $192,601,766, respectively. The range of interest rates on the Floating Rate Notes outstanding at July 31, 2020 was 0.14% to 0.41%. For the six months ended July 31, 2020, the Trust’s average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $128,990,000 and 1.53%, respectively.

In certain circumstances, the Trust may enter into shortfall and forbearance agreements with brokers by which the Trust agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trust had no shortfalls as of July 31, 2020.

The Trust may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trust’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trust’s investment policies do not allow the Trust to borrow money except as permitted by the 1940 Act. Management believes that the Trust’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trust’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trust’s restrictions apply. Residual interest bonds held by the Trust are securities exempt from registration under Rule 144A of the Securities Act of 1933.

H  Interim Financial Statements — The interim financial statements relating to July 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2020, the Trust, for federal income tax purposes, had deferred capital losses of $4,786,372 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2020, $4,786,372 are short-term.

14

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Trust at July 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$197,389,349

Gross unrealized appreciation	$31,356,642

Gross unrealized depreciation	(86,196)

Net unrealized appreciation	$31,270,446

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.60% of the Trust’s average daily total managed assets and is payable monthly. Average daily total managed assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by the Trust, as well as any other form of investment leverage. Average daily total managed assets are calculated by adding to net assets the amount payable by the Trust to floating rate note holders. For the six months ended July 31, 2020, the investment adviser fee was $1,067,387. EVM also serves as administrator of the Trust, but receives no compensation.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $4,585,644 and $7,236,975, respectively, for the six months ended July 31, 2020.

5  Common Shares of Beneficial Interest

The Trust may issue common shares pursuant to its dividend reinvestment plan. Common shares issued by the Trust pursuant to its dividend reinvestment plan for the six months ended July 31, 2020 and the year ended January 31, 2020 were 1,933 and 7,005, respectively.

In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value (NAV). The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended July 31, 2020 and the year ended January 31, 2020.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

At July 31, 2020, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$347,310,529	$—	$347,310,529

Taxable Municipal Securities	—	10,715,978	—	10,715,978

Total Investments	$—	$358,026,507	$—	$358,026,507

7  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies, as may other epidemics and pandemics that may arise in the future, and can affect the market in general in significant and unforeseen ways. Any such impact could adversely affect the Trust’s performance, or the performance of the securities in which the Trust invests.

16

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

17

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Municipal Income 2028 Term Trust (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also considered information

18

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2020

Board of Trustees’ Contract Approval — continued

regarding the management of the Fund’s portfolio in the context of the target term structure and noted the Adviser’s experience with this structure. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. The Board considered the deep experience of the Adviser and its affiliates with managing and operating funds organized as exchange-listed closed-end funds, such as the Fund. In this regard, the Board considered, among other things, the Adviser’s and its affiliates’ experience with implementing leverage arrangements, monitoring and assessing trading price discounts and premiums and adhering to the requirements of securities exchanges.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index, and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

19

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. Accordingly, the Board did not find that the implementation of breakpoints in the advisory fee schedule is warranted at this time.

20

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your

Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

22

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7013    7.31.20

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income 2028 Term Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 23, 2020